245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 2, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Municipal Trust II (the trust): File Nos. 033-43986 and 811-06454

Fidelity Michigan Municipal Money Market Fund

Fidelity Ohio Municipal Money Market Fund

Fidelity Pennsylvania Municipal Money Market Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust